Stock-based Compensation (Details Narrative) - USD ($)					1 Months Ended						12 Months Ended
		Dec. 23, 2025	Oct. 22, 2025	Feb. 28, 2023	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Apr. 30, 2024	Jan. 31, 2024	Dec. 31, 2025		Dec. 31, 2024		Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance											16,375,911		7,772,553	[1]
Contractual term											10 years
Stock-based compensation expense											$ 231,000		$ 1,067,000
Stock-based compensation expense not yet recognized											$ 438,100
Weighted-average period											1 year 10 months 28 days
Grant-date fair value per option													$ 4.26
Exercise of stock options, shares			8,048,770								6,772
Stock option outstanding											686,880		1,700,058
Aggregate principle													$ 5,000.0
Share price										$ 6.61					$ 0.44	$ 2.235
Risk-free interest rate	[2]										0.00%
Expected term											0 years	[2]	5 years 9 months 14 days
Volatility											0.00%	[2]	66.90%
Dividend yield											0.00%	[2]	0.00%
Repurchased shares of common stock										438,903
Repurchased shares of common stock, value										$ 2,902,700
Repayments of promissory note													$ 3,000,000
Debt forgiveness													601,100
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense													11,700
Grant-date fair value per option											$ 0.53
Bearing interest percentage				3.82%
Aggregate principle				$ 1,136,200
Maturity date				February 2030
Share price											0.88
Exercise price											$ 0.70
Risk-free interest rate											4.02%
Expected term											3 years 6 months
Volatility											75.00%
Dividend yield											0.00%
Repurchased shares of common stock										667,000
Repurchased shares of common stock, value										$ 2,902,700
2023 Promissory Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense recognized													$ 227,200
Repayments of promissory note										$ 902,700
Debt forgiveness							$ 262,200
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise of stock options, shares					745,896								17,205
Exercise price option					745,896						79,234
Issuance of common stock upon cashless exercise of stock option, shares		588,235	408,639		666,662	7,500		7,500	7,500		745,896
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance											686,880		1,700,058
Total intrinsic value of options exercised											$ 6,036,400		$ 10,647,500
Exercise of stock options, shares													6,772
February Options Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant-date fair value per option											$ 0.50
Stock option outstanding				1,625,321
Stock-based compensation expense recognized													$ 41,400
Unrecognized stock-based compensation expense
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period											2 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period											4 years
2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were authorized for issuance				3,258,230
Common stock were available for future grant											0
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance				391,525													3,649,755
2025 Omnibus Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock were reserved for issuance			1,500,000

[1]	Includes 6,772 stock options as of December 31, 2024 that were legally exercised prior to meeting the service base vesting requirements in exchange for nonrecourse promissory notes (Refer to “The Promissory Notes Transactions” in “Note 14 - Stock-based Compensation “).
[2]	There were no stock options granted during the year ended December 31, 2025.